BIOLOGICAL ASSETS (Tables)	12 Months Ended
Jan. 31, 2021
BIOLOGICAL ASSETS [abstract]
Schedule of biological assets
Balance, January 31, 2019	$1,870,540
Acquired biological assets	75,499
Increase in biological assets due to capitalized costs	7,615,455
Fair value adjustment on biological assets	1,243,340
Transferred to inventory upon harvest	(9,396,563)
Balance, January 31, 2020	1,408,271
Increase in biological assets due to capitalized costs	9,504,528
Fair value adjustment on biological assets	1,618,306
Transferred to inventory upon harvest	(11,190,323)
Balance, January 31, 2021	$1,340,782

Schedule of unobservable inputs, biological assets
			Effect on Fair Value as of January 31:
Significant Inputs and Assumptions	Range of Inputs	Sensitivity	2021	2020
Selling Price Per	$0.93 to $4.63	Increase 5%	$484,951	$71,297
Gram		Decrease 5%	$(484,951)	$(71,658)
Estimated Yield Per	80.4 to 194.6 grams	Increase 5%	$484,951	$70,423
Cannabis Plant		Decrease 5%	$(484,951)	$(70,423)